Segment reporting	6 Months Ended
Jun. 30, 2026
Disclosure Of Operating Segments [Line Items]
Segment reporting
Note 2
Segment reporting
UBS’s business divisions are organized globally into
five business divisions: Global Wealth Management, Personal
&
Corporate Banking, Asset Management, the Investment Bank, and Non-core and Legacy. All five business divisions are supported by Group Items and qualify as
reportable segments for the purpose of segment reporting. Together with Group Items they reflect the management structure of the Group.
›
Refer to the “Consolidated financial statements” section of the UBS Group Annual Report 2025 for more information about the Group’s reporting segments
Segment reporting
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy Group Items UBS Group
For the six months ended 30 June 2026
Net interest income 3,714 2,692 (28) (1,046) (45) (570) 4,718
Non-interest income 10,504 2,309 1,556 8,826 78 (47) 23,225
Total revenues 14,218 5,001 1,528 7,781 33 (617) 27,943
Credit loss expense / (release) 7 147 0 110 (74) 1 191
Operating expenses 10,536 2,957 1,097 5,315 465 (52) 20,319
Operating profit / (loss) before tax 3,675 1,897 430 2,355 (358) (565) 7,434
Tax expense / (benefit) 1,568
Net profit / (loss) 5,866
As of 30 June 2026
Total assets 591,529 472,891 29,077 576,284 19,894 17,608 1,707,284
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy Group Items UBS Group
For the six months ended 30 June 2025
Net interest income 3,413 2,605 (34) (1,575) (23) (791) 3,595
Non-interest income 9,309 1,941 1,547 7,724 225 327 21,074
Total revenues 12,722 4,547 1,513 6,149 202 (465) 24,668
Credit loss expense / (release) 9 167 0 83 6 (1) 263
Operating expenses 10,150 3,078 1,224 4,788 838 2 20,080
Operating profit / (loss) before tax 2,563 1,302 289 1,279 (642) (465) 4,325
Tax expense / (benefit) 221
Net profit / (loss) 4,105
As of 31 December 2025
Total assets 578,394 479,956 27,357 488,964 25,376 17,380 1,617,427